DESCRIPTION OF THE BUSINESS: (Details)	Jul. 13, 2022 shares
Unity stockholders
Business Acquisition [Line Items]
Ownership interest (as a percent)	73.50%
ironSource
Business Acquisition [Line Items]
Ownership interest (as a percent)	26.50%
Unity Software Inc.
Business Acquisition [Line Items]
Number of shares converted for each share upon merger	0.1089